Other comprehensive income (loss) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive income (loss)
Actuarial gain (loss) on defined benefit pension plans, Pretax		€ (99,613)	€ (28,070)	€ 6,840
Actuarial gain (loss) on defined benefit pension plans, Tax effect		30,245	7,713	(27,393)
Actuarial gain (loss) on defined benefit pension plans, Net		(69,368)	(20,357)	(20,553)
Foreign currency translation adjustment, Pretax		263,835	327,317	(1,284,173)
Foreign currency translation adjustment, Net		263,835	327,317	(1,284,173)
Changes in fair value of cash flow hedges during the period, Pretax		(17,469)	2,680	1,613
Changes in fair value of cash flow hedges during the period, Tax effect		4,352	(698)	(430)
Changes in fair value of cash flow hedges during the period, Net		(13,117)	1,982	1,183
Reclassification adjustments, pretax		5,836	20,880	26,370
Reclassification adjustments, Tax effect		(1,678)	(6,036)	(7,977)
Reclassification adjustments, Net		4,158	14,844	18,393
Total other comprehensive income (loss) relating to cash flow hedges, Pretax	[1]	(11,633)	23,560	27,983
Total other comprehensive income (loss) relating to cash flow hedges, Tax effect		2,674	(6,734)	(8,407)
Total other comprehensive income (loss) relating to cash flow hedges, Net		(8,959)	16,826	19,576
Other comprehensive income (loss), Pretax		152,589	322,807	(1,249,350)
Other comprehensive income (loss), Tax effect		32,919	979	(35,800)
Other comprehensive income (loss), net		€ 185,508	€ 323,786	€ (1,285,150)

[1]	Including cost of hedging in the amount of €(1,962) and €(1,335) for the twelve months ended December 31, 2019 and 2018.